Background and Summary of Significant Accounting Policies (Details)	12 Months Ended
Jun. 30, 2020
Furniture and fittings [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of property and equipment	5.00%
Furniture and fittings [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of property and equipment	33.00%
Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of property and equipment	33.00%
Plant and equipment [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of property and equipment	10.00%
Plant and equipment [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of property and equipment	33.00%
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of property and equipment	33.00%